Schedule H, Line 4(a) - Schedule of Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
EBP 333
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Schedule H, Line 4(a) - Schedule of Delinquent Participant Contributions
NVR, INC. PROFIT SHARING PLAN
EIN: 54-1394360
Plan Number: 333
Schedule H, Line 4(a) - Schedule of Delinquent Participant Contributions
For the year ended December 31, 2025
(dollars in thousands)

Participant contributions transferred late to Plan	Total that constitutes nonexempt prohibited transactions			Total fully corrected under VFCP and PTE 2002-51
Check here if Late Participant Loan Repayments are included: X	Contributions not corrected	Contributions corrected outside of VFCP (1)	Contributions pending correction in VFCP
$747	$—	$747	$—	$—
(1) Lost earnings attributable to the 2024 late remittance were contributed to participants' accounts in 2025.